SUBSEQUENT EVENTS (Details) - Subsequent Event - USD ($) $ / shares in Units, $ in Millions		9 Months Ended
	Feb. 28, 2023	Sep. 30, 2023
SUBSEQUENT EVENTS
Total proceeds		$ 2.0
Private placement
SUBSEQUENT EVENTS
Ordinary shares, shares issued	5,000,000
Total proceeds	$ 2.0
Warrants to purchase shares	2,000,000
Warrants, exercise price	$ 0.80